Consolidated Statements of Changes in Equity - USD ($)		Amount ($0.12* par)	Subscription Receivable	Additional Paid-in Capital	Legal Reserve	Warrants Reserves	Accumulated Other Comprehensive Income	Retained earnings (Deficit)	Non- controlling Interests	Total Equity
Balance at Dec. 31, 2019		$ 50,000	$ (50,000)	$ 2,360,204	$ 223,500		$ 273,579	$ (1,596,270)	$ 65,894	$ 1,326,907
Balance (in Shares) at Dec. 31, 2019	[1]	416,442
Balance at Dec. 31, 2020		$ 52,069	(50,000)	2,082,795	223,500		204,249	(4,722,294)	49,663	(2,160,018)
Balance (in Shares) at Dec. 31, 2020	[1]	433,677
Currency translation adjustments							(60,558)			(60,558)
Capital distribution				(376,276)						(376,276)
Stock-based compensation expenses		$ 2,069		98,867						100,936
Stock-based compensation expenses (in Shares)	[1]	17,235
Remeasurements of defined benefit plan							(8,772)			(8,772)
Net loss for the year								(3,126,024)	(16,231)	(3,142,255)
Balance at Dec. 31, 2021		$ 63,606	(50,000)	15,379,595	223,500	251,036	821,527	(10,204,220)	39,935	6,524,979
Balance (in Shares) at Dec. 31, 2021	[2]	529,766
Currency translation adjustments							(9,915)			(9,915)
Stock-based compensation expenses		$ 563		(563)
Stock-based compensation expenses (in Shares)	[2]	4,689
Remeasurements of defined benefit plan							627,193			627,193
Issuance of ordinary shares for acquisition of Handshake (Note 3)		$ 131		327,632						327,763
Issuance of ordinary shares for acquisition of Handshake (Note 3) (in Shares)	[2]	1,091
Issuance of ordinary shares for acquisition of AI Singapore (Note 3)				(12,719)						(12,719)
Issuance of ordinary shares through initial public offering (“IPO”) (Note 19)		$ 10,843		12,977,028						12,987,871
Issuance of ordinary shares through initial public offering (“IPO”) (Note 19) (in Shares)	[2]	90,309
Issuance of warrants through initial public offering (“IPO”) (Note 19)				5,422		251,036				256,458
Net loss for the year								(5,481,926)	(9,728)	(5,491,654)
Balance at Dec. 31, 2022		$ 194,313	(50,000)	46,231,302	223,500	251,036	1,112,494	(28,769,014)	(61,329)	19,132,302
Balance (in Shares) at Dec. 31, 2022	[2]	1,618,977
Currency translation adjustments							(260,682)			(260,682)
Stock-based compensation expenses		$ 840		251,255						252,095
Stock-based compensation expenses (in Shares)	[2]	7,000
Cancellation of shares (Note 19)
Cancellation of shares (Note 19) (in Shares)	[2]	(2)
Remeasurements of defined benefit plan (Note 18)							551,649			551,649
Issuance of ordinary shares through private placements (see Note 19)		$ 49,978		18,225,750						18,275,728
Issuance of ordinary shares through private placements (see Note 19) (in Shares)	[2]	416,483
Issuance of ordinary shares through exercise of warrants (see Note 19)		$ 32,960		2,981,751						3,014,711
Issuance of ordinary shares through exercise of warrants (see Note 19) (in Shares)	[2]	274,659
Issuance of ordinary shares for acquisition of subsidiaries (see Note 3)		$ 17,769		4,562,111						4,579,880
Issuance of ordinary shares for acquisition of subsidiaries (see Note 3) (in Shares)	[2]	148,071
Issuance of ordinary shares for deposit paid for subsequently terminated acquisitions of subsidiaries subsequently terminated (see Note 19)		$ 29,160		4,830,840						4,860,000
Issuance of ordinary shares for deposit paid for subsequently terminated acquisitions of subsidiaries subsequently terminated (see Note 19) (in Shares)	[2]	243,000
Net loss for the year								$ (18,564,794)	$ (101,264)	$ (18,666,058)

[1]	Giving retroactive effect to the share consolidation on 2021 and 2023 August 20, 2021 and January 31, 2023, respectively, and the outstanding ordinary shares of a par value is automatically converted.
[2]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023, and the outstanding ordinary shares of a par value is automatically converted.